Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012 Segment Contract Facility Y	Apr. 30, 2011	Apr. 30, 2010
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 1,160,307	$ 1,022,670
Accounting Policies (Textual) [Abstract]
Approximate percentage of net sales sold to Wal-Mart Stores, Inc. and subsidiaries	26.00%	26.00%	27.00%
Percentage of sales to be considered to determine major customers	10.00%
Number of U.S. retail market segments that contain major customer sales	2
Amount due from Wal-Mart Stores, Inc. and subsidiaries included in trade receivables	84,068	87,623
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales	23.00%
Advertising expense	119,600	115,066	130,583
Research and Development Costs	21,931	20,981	20,963
Requisite performance period for share based payments	1 year
Requisite service period for share based payments	4 years
Compensation cost related to nonvested share-based awards not yet recognized	29,881
Weighted-average period of recognition	2.9
Tax benefit of stock plans	4,825	7,310	3,005
Charges for defined contribution plan	16,078	16,440	15,625
Excess tax benefits realized upon exercise or vesting of share-based compensation	4,832	6,990	2,908
Allowance for doubtful accounts	1,715	1,882
Work-in-process	78,344	77,594
Rent expense	56,502	57,572	55,010
Fair value of available-for-sale marketable securities included in other current assets		18,600
Proceeds from available-for-sale marketable securities realized upon maturity or sale	18,600	57,100	13,519
Fair value of funds for the payment of benefits associated with nonqualified retirement plans included in other noncurrent assets	43,217	41,560
Unrealized gains included in accumulated other comprehensive income (loss) on other investments	3,984	2,817
Approximate percentage of the Company's employees, covered by union contracts	28.00%
Number of union contracts expiring in 2013	3
Facilities covered by union contracts	11
Increase (Decrease) in net provision for the allowance for doubtful accounts	(167)	361	(480)
Minimum operating lease obligations in 2013	22,445
Minimum operating lease obligations in 2014	20,577
Minimum operating lease obligations in 2015	13,889
Minimum operating lease obligations in 2016	11,929
Minimum operating lease obligations in 2017	9,561
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	3
Estimated maximum useful life of assets, in years	20
Capitalized software costs [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	3
Estimated maximum useful life of assets, in years	7
Buildings, fixtures, and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	5
Estimated maximum useful life of assets, in years	40
Sara Lee Corporation [Member] | Brew equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	3
Estimated maximum useful life of assets, in years	5
Acquired coffee brew equipment	36,168
Machinery and equipment	$ 37,100